Common shares, preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Common Shares
An unlimited number of common shares without nominal or par value.
Issued and fully paid:

	2024			2023
As at October 31 ($ millions)	Number of shares		Amount	Number of shares		Amount
Outstanding at beginning of year	1,214,044,420		$20,109	1,191,375,095		$18,707
Issued in relation to share-based payments, net (Note 27)	497,930		37	415,247		28
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	29,893,336		1,908	22,254,078		1,374
Outstanding at end of year	1,244,435,686	(2)	$22,054	1,214,044,420	(2)	$20,109

(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of 2%
to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices. Further, effective November 1, 2024, and until such time as the Bank elects otherwise, the Bank has suspended the discount to the Average Market Price (as defined in the Plan) for dividend reinvestments and stock dividends under the Plan and will discontinue issuances of common shares from treasury under the Plan. Additionally, effective November 1, 2024, and until such time as the Bank elects otherwise, purchases of common shares under the Plan will be made in the secondary market in accordance with the provisions of the Plan.

(2)
In the normal course of business, the Bank’s regulated Dealer subsidiary purchases and sells the Bank’s common shares to facilitate trading/institutional client activity. During fiscal 2024, the number of such shares bought was 26,564,849 and sold was 26,566,901 (2023 – 19,133,834 bought and 19,132,702 sold).

Schedule of Preferred Shares
An unlimited number of preferred shares without nominal or par value.
Issued and fully paid:

	2024				2023
As at October 31 ($ millions)	Number of shares	Amount	Dividends declared per share (1)	Conversion feature	Number of shares	Amount	Dividends declared per share	Conversion feature
NVCC Preferred shares:
Series 40 (a)	–	–	0.303125	Series 41	12,000,000	300	1.212500	Series 41
Total preferred shares	–	$–			12,000,000	$300

(1)	Dividends declared from November 1, 2023 to October 31, 2024.
Terms of NVCC preferred shares

	First issue date	Issue price	Initial dividend	Initial dividend payment date	Rate reset spread	Redemption date	Redemption price
NVCC Preferred shares:
Series 40 (a)	October 12, 2018	25.00	0.362100	January 29, 2019	2.43%	January 27, 2024	25.00

(a)
On January 29, 2024, the Bank redeemed $300 million
Non-cumulative
5-Year
Rate Reset Preferred Shares Series 40
(Non-Viability
Contingent Capital (NVCC)) (Series 40 Shares) at a price equal to $25.00 per share together with dividends declared and unpaid. On November 28, 2023, the Board of Directors of Scotiabank declared a quarterly dividend of $0.303125 per Series 40 Share. This was the final dividend of the Series 40 Shares and paid on January 29, 2024, to shareholders of record at the close of business on January 3, 2024.

Schedule of Other equity instruments
Other equity instruments are comprised of NVCC additional Tier 1 qualifying regulatory capital notes:

									2024			2023
First issue date/ Series number	Notional Amount (millions)		Next reset date	Interest rate	Interest rate after reset		Next redemption date	Redemption frequency after reset (1)	Amount (millions)	Distributions paid per Note (2)		Amount (millions)	Distributions paid per Note (2)
Subordinated Additional Tier 1 Capital Notes (3)(4)
October 12, 2017 (5)	U.S.$	1,250	January 12, 2025	7.566%	SOFR +2.90961	(5) %	January 12, 202 5	Quarterly	$1,560	U.S.$	83.86	$1,560	U.S.$	76.23
June 4, 2020	U.S.$	1,250	June 4, 2025	4.900%	UST +4.551	(6) %	June 4, 2025	Every five years	$1,689	U.S.$	49.00	$1,689	U.S.$	49.00

Limited Recourse Capital Notes (3)(7)
Series 1 (8)		$1,250	July 27, 2026	3.700%	GOC +2.761	(9) %	June 27, 2026	Every five years	$1,250		$37.00	$1,250		$37.00
Series 2 (10)	U.S.$	600	October 27, 2026	3.625%	UST +2.613	(6) %	October 27, 2026	Quarterly	$753	U.S.$	36.25	$753	U.S.$	36.25
Series 3 (11)		$1,500	July 27, 2027	7.023%	GOC +3.95	(9) %	June 27, 2027	Every five years	$1,500		$70.23	$1,500		$70.23
Series 4 (12)	U.S.$	750	October 27, 2027	8.625%	UST +4.389	(6) %	October 27, 2027	Quarterly	$1,023	U.S.$	86.25	$1,023	U.S.$	86.73
Series 5 (13)	U.S.$	750	January 27, 2029	8.000%	UST +4.017	(6) %	January 27, 2029	Quarterly	$1,004	U.S.$	63.33	$–	U.S.$	–
Total other equity instruments									$8,779			$7,775

(1)
Each security is redeemable at the sole discretion of the Bank on the first reset date and every quarter or five years, as applicable, thereafter. Limited Recourse Capital Notes (LRCN) Series 1 and Series 3 are also redeemable in the one month period preceding each reset date. The securities are also redeemable following a regulatory or tax event, as described in the offering documents. All redemptions are subject to regulatory consent and occur at a redemption price of par plus accrued and unpaid interest (unless canceled, where applicable).

(2)	Distributions paid from November 1 to October 31 in the relevant fiscal year per face amount of $1,000 or U.S.$1,000, as applicable.
(3)	The securities rank pari passu to each other and are the Bank’s direct unsecured obligations, ranking subordinate to Bank’s other subordinated indebtedness.
(4)
While interest is payable on the securities when it becomes due, the Bank may, at its sole discretion and with notice, cancel interest payments. Refer to Note 25(c) – Restriction on payment of dividends and retirement of shares.

(5)
CME
3-month
Term SOFR. In respect of these securities, on June 28, 2023, the Bank announced the interest rate transition from three-month USD LIBOR to three-month Term SOFR, plus a spread adjustment of 26.161 bps, for interest periods commencing on or after July 12, 2023.

(6)	The then-prevailing five-year U.S. Treasury Rate.
(7)
Interest on LRCN is
non-deferrable,
however,
non-payment
of interest that is not cured within
five business days
results in a Recourse Event. A Recourse Event of the respective Series occurs if (a) there is non-payment
in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment
in cash of interest which is not cured within 5 business days, (c) there is non-payment
in cash of the redemption price in connection with the redemption of the LRCNs, (d) an event of default occurs (i.e. bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event. Upon the occurrence of a Recourse Event, the noteholder’s sole recourse will be limited to their proportionate share of the Series’ respective assets held in Scotiabank LRCN Trust, a consolidated entity, which consist initially of the respective AT1 Notes or, following an NVCC Trigger Event, common shares. Refer to Note 25(c) – Restriction on payment of dividends and retirement of shares.

(8)
On June 15, 2021, the Bank issued $1,250 million 3.70% Fixed Rate Resetting Limited Recourse Capital Notes Series 1 (NVCC) (“LRCN Series 1”). In connection with the issuance of LRCN Series 1, the Bank issued $1,250 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 1 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(9)	The then-prevailing five-year Government of Canada yield.
(10)
On October 7, 2021, the Bank issued U.S.$600 million 3.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 2 (NVCC) (“LRCN Series 2”). In connection with the issuance of LRCN Series 2, the Bank issued U.S.$600 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 2 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(11)
On June 16, 2022, the Bank issued $1,500 million 7.023% Fixed Rate Resetting Limited Recourse Capital Notes Series 3 (NVCC) (“LRCN Series 3”). In connection with the issuance of LRCN Series 3, the Bank issued $1,500 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 3 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(12)
On October 25, 2022, the Bank issued U.S.$750 million 8.625% Fixed Rate Resetting Limited Recourse Capital Notes Series 4 (NVCC) (“LRCN Series 4”). In connection with the issuance of LRCN Series 4, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 4 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.

(13)
On January 12, 2024, the Bank issued U.S.$750 million 8.000% Fixed Rate Resetting Limited Recourse Capital Notes Series 5 (NVCC) (“LRCN Series 5”). In connection with the issuance of LRCN Series 5, the Bank issued U.S.$750 million of Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (“the Series 5 AT1 Notes”) to Scotiabank LRCN Trust to be held as trust assets in connection with the LRCN structure.